Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in receivable portfolios, net	$ 2,890,613	$ 2,382,809	$ 2,440,669	$ 2,143,560
Fluctuation in discount rate	1.00%
Convertible senior notes, carrying value	$ 483,500	448,500
Senior secured notes, carrying value	326,029	11,320
United States
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase or decrease of the fair value	44,900
Europe
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase or decrease of the fair value	64,500
Other geographies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase or decrease of the fair value	6,600
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible senior notes, carrying value	450,800	416,500
Level 2 | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value estimate of convertible senior notes incorporates quoted market prices	520,900	431,700
Cabot Senior Secured Notes | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior secured notes, carrying value	1,214,600	1,295,700
Cabot Senior Secured Notes | Level 2 | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of senior notes	1,258,900	1,312,700
Fair Value | Certain Loans Acquired in Transfer Not Accounted for as Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables fair value disclosure	3,415,300	2,446,600
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	10,612	2,531
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	10,612	2,531
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0	0
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase (decrease) contingent consideration liability	10,808
General and Administrative Expense | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase (decrease) contingent consideration liability	$ (2,800)	$ (8,100)